Note 9 - Federal Home Loan Bank Advances (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Federal Home Loan Bank, Advances, by Branch of FHLB Bank [Table Text Block]
(In Thousands)
Maturity	Total
2021	$1,350
2022	1,350
2023	788
2024	150
2025	—
Thereafter	—
Total	$3,638